Subsequent Event (Detail Textuals) - USD ($)				1 Months Ended			12 Months Ended
	Jul. 18, 2019	Mar. 05, 2019	Feb. 19, 2019	Feb. 22, 2019	Feb. 20, 2019	Feb. 19, 2019	Dec. 31, 2018	Sep. 30, 2019	Mar. 14, 2019	Sep. 24, 2018	Apr. 24, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Exercise price of warrants							$ 1.75	$ 1.84		$ 5.375	$ 5.375
Common Stock, Par or Stated Value Per Share							$ 0.001	$ 0.001				$ 0.001
Stock Issued During Period, Value, New Issues							$ 10,000,000
Former Chief Executive Officer | Subsequent Event
Subsequent Event [Line Items]
Salary, severance and expenses					$ 423,000
Former Chief Investment Officer | Subsequent Event
Subsequent Event [Line Items]
Salary, severance and expenses					296,000
Former Chief Strategy Officer | Subsequent Event
Subsequent Event [Line Items]
Salary, severance and expenses					$ 118,000
Solid Opinion | Subsequent Event
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues						4,500,000
Escrow Shares						450,000
Cash Included In Acquisition Of Assets			$ 2,500,000
ID Venturas 7, LLC | Subsequent Event
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				1,166,113
Debt Instrument, Face Amount				$ 2,050,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Debt Instrument, Maturity Date				Aug. 22, 2020
Common Stock, Par or Stated Value Per Share				$ 1.84
Percentage of warrant exercisable				150.00%
Gt Dollar Ptd. Ltd [Member] | Subsequent Event
Subsequent Event [Line Items]
Assets Sold Under Agreements Carrying Amount									$ 20,400,000
Assets Sold Under Agreements Carrying Amount Share									1,250,000
Assets Sold Under Agreements Fair Value									$ 30,000,000
Gt Dollar Ptd. Ltd [Member] | Animation copy right
Subsequent Event [Line Items]
Assets Sold Under Agreements Carrying Amount							200,000
Gt Dollar Ptd. Ltd [Member] | License content
Subsequent Event [Line Items]
Assets Sold Under Agreements Carrying Amount							3,200,000
Gt Dollar Ptd. Ltd [Member] | Nanjing Shengyi Network Technology Co., Ltd
Subsequent Event [Line Items]
Assets Sold Under Agreements Carrying Amount							$ 17,000,000
Tree Motion Sdn. Bhd. ("Tree Motion")
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	25,500,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	51.00%
Shares Issued, Price Per Share	$ 2.00
Tree Motion Sdn. Bhd. ("Tree Motion") | Subsequent Event
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		12,190,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage		11.22%
Stock Issued During Period, Value, New Issues		$ 620,000
Tree Motion Sdn. Bhd. ("Tree Motion") | MALAYSIA | Subsequent Event
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		25,500,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage		51.00%
Shares Issued, Price Per Share		$ 2.00